Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other non-financial liabilities [abstract]
Summary of Other Non-financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24
Creditors for sale of assets	7,825,035	8,784,734
Tax withholdings and collections payable	197,542,296	186,632,723
Dividends payable in cash	156,772,985	—
Payroll and Social Contributions Payable	3,832,292	11,817,649
Withholdings on Payroll Payable	75,041,946	60,818,269
Fees to Directors and Syndics	181,526,630	158,470,409
Value-Added Tax	5,682,565	10,281,096
Sundry Creditors	1,548,101	1,995,021
Taxes Payable	2,063,345	11,601,354
Obligations Arising from Contracts with Customers (*)	200,060,740	283,592,427
Retirement payment orders pending settlement	47,974,343	16,165,434
Other Non-financial Liabilities	246,536,901	266,213,377
Total	1,126,407,179	1,016,372,493
(*)Including Liabilities for Quiero! Customer Loyalty Program.

Summary of Estimated Use of Liability
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities –“Quiero!” Customers Loyalty Program	424,967	—	—	424,967